June 20, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

     Re:  The Chaconia Income and Growth Fund, Inc.
          File Nos. 33-37426 and 811-6194
          Rule 497(j) Certification

Ladies and Gentlemen:

     The undersigned officer of The Chaconia Income and Growth Fund, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 21 to Form N-1A Registration Statement filed by the Company on April 30, 2002.

     2. that the text of Post-Effective Amendment No. 21 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 30, 2002.

                                       Very truly yours,

                                       THE CHACONIA INCOME AND GROWTH FUND, INC.



                                       By: /s/ Clarry Benn
                                          --------------------------------------
                                           Clarry Benn
                                           President